Cash and Cash Equivalents - (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As at December 31,	As at December 31,
	2019 $	2018 $
Cash	53,894	2,905
Short-term bank deposits	29,720	38,699
	83,614	41,604